Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2020
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Selling and Administrative Expenses

7. SELLING AND ADMINISTRATIVE EXPENSES

	2020	2019	2018
Managers and directors compensation fees	291,783	322,889	214,045
Fees and compensation for services	289,061	233,633	265,237
Salaries, wages and social security contributions	856,672	1,113,590	1,114,213
Transport and traveling expenses	19,066	57,308	55,495
Data processing	62,906	77,745	71,146
Advertising expenses	77,411	82,957	84,397
Taxes, duties, contributions and commissions	877,682	996,575	1,150,756
Depreciation and amortization	285,158	230,486	132,122
Preservation and maintenance	11,154	17,182	16,530
Communications	30,074	35,568	34,764
Leases	12,288	21,340	88,673
Employee benefits	33,085	39,675	49,651
Water, natural gas and energy services	4,125	5,135	4,690
Freight	457,166	375,495	433,662
Insurance	75,536	58,400	55,603
Allowance for doubtful accounts	6,001	63,789	8140
Security	7,960	7,234	7,520
Others	57,513	66,214	78,853

Total	3,454,641	3,805,215	3,865,497